Debt - Summary of Debt (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Debt Instrument [Line Items]
Long-term debt	$ 38,673	$ 42,176
Less: Short-term debt		0
Total Long-term debt	38,673	42,176
4.6% senior notes due to related parties in 2024 [Member]
Debt Instrument [Line Items]
Long-term debt	$ 38,673	$ 42,176